SunAmerica Value Fund (Prospectus Summary) | SunAmerica Value Fund
SunAmerica Value Fund
INVESTMENT GOAL
The investment goal of the SunAmerica Value Fund (the "Value Fund" or the

"Fund") is long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the

SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account

Information-Sales Charge Reductions and Waivers" section on page 18 of the

Fund's Prospectus and in the "Additional Information Regarding Purchase of

Shares" section on page B-82 of the Fund's statement of additional information.

Class Z shares are offered exclusively to certain SunAmerica affiliated companies' retirement plans.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Value Fund (USD $)		Class A	Class B	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Value Fund		Class A	Class B	Class C	Class Z
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.38%	0.49%	0.43%	0.12%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		0.0148	0.0224	0.0218	0.0087
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[1]	(0.0002)	(0.0004)	(0.0008)	0.0000
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[2]	1.50%	2.28%	2.26%	0.87%
[1]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver/reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitation set forth in note 2 above.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.63%, 2.28%, 2.28% and 1.06% for Class A, Class B, Class C and Class Z shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class B	631	1,012	1,420	2,420
Class C	329	706	1,210	2,595
Class Z	89	278	482	1,073

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class B	231	712	1,220	2,420
Class C	229	706	1,210	2,595
Class Z	89	278	482	1,073

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
The Fund's principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have attractive valuations

(e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

The principal investment strategy and principal investment techniques of the

Fund may be changed without shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the

Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions - for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market,

there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility,

active trading may be more pronounced.

PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the

Russell 1000 ® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the

Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

VALUE FUND (Class A)

During the 10-year period shown in the Bar Chart,

the highest return for a quarter was 14.49%

(quarter ended June 30, 2009) and the lowest

return for a quarter was -20.84% (quarter ended

December 31, 2008).

Average Annual Total Returns (as of the calendar year ended December 31, 2011)
Average Annual Total Returns SunAmerica Value Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		(8.87%)	(5.11%)	2.52%
Class B	Class B		(7.80%)	(4.93%)	2.61%
Class C	Class C		(4.84%)	(4.60%)	2.46%
Class Z	Class Z		(2.61%)	(3.41%)	3.73%
After Taxes on Distributions Class A	Return After Taxes on Distributions (Class A)	[1]	(9.03%)	(5.96%)	1.15%
After Taxes on Distributions and Sales Class A	Return After Taxes on Distributions and Sale of Fund Shares (Class A)		(5.56%)	(4.45%)	1.76%
Russell 1000 ® Value Index	Russell 1000® Value Index		0.39%	(2.64%)	3.89%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Performance information shown includes that of the Value Fund, a series of

SunAmerica Focused Series, Inc., which was reorganized into the SunAmerica

Equity Funds on February 23, 2004 (the "Value Reorganization"). The Value Fund

commenced operations upon consummation of the Value Reorganization.